Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Segment disclosure [Abstract]
Net Sales for new and used systems

Year ended December 31 (in thousands)	2012 EUR	2011 EUR	2010 EUR

New systems	3,620,260	4,780,720	3,704,290
Used systems	181,372	103,193	190,452

Net system sales	3,801,632	4,883,913	3,894,742

Net sales and identifiable assets by geographic region

Year ended December 31 (in thousands)	Net sales EUR	Identifiable assets EUR

2012
Japan	292,309	128,750
Korea	1,276,304	85,022
Singapore	98,554	15,696
Taiwan	1,479,768	138,010
Rest of Asia	197,262	999,392
Europe	256,192	5,412,758
United States	1,131,166	471,739

Total	4,731,555	7,251,367

2011
Japan	405,595	414,264
Korea	1,318,777	56,765
Singapore	436,308	14,179
Taiwan	1,146,601	87,833
Rest of Asia	450,796	817,496
Europe	505,129	5,207,509
United States	1,387,829	508,359

Total	5,651,035	7,106,405

2010
Japan	396,748	345,160
Korea	1,396,028	31,859
Singapore	215,357	17,189
Taiwan	1,380,400	77,125
Rest of Asia	239,914	1,749,879
Europe	203,548	3,382,117
United States	675,943	422,092

Total	4,507,938	6,025,421